Interbank deposits and securities purchased under agreements to resell (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Losses	R$ (20)	R$ (9)
B Three Brasil Bolsa Balco [Member]
IfrsStatementLineItems [Line Items]
Amounts pledged in guarantee of operations	9,008	14,576
Central Bank [Member]
IfrsStatementLineItems [Line Items]
Amounts pledged in guarantee of operations	R$ 158,708
Amounts pledged in guarantee of repurchase agreement transactions		R$ 151,856